U. S. GOVERNMENT SECURITIES (Details) - U.S. government securities	Jan. 31, 2021 USD ($)
Carrying Value
Due within one year	$ 9,906,669
Total carrying value	9,906,669
Fair Value, Inputs, Level 1 [Member]
Fair Value
Due within one year	9,906,847
Total	$ 9,906,847